Inventory	12 Months Ended
Dec. 31, 2011
Inventory [Abstract]
Inventory

3. INVENTORY

Inventory consists of the following:

	December 31, 2011	December 31, 2010
Finished goods	$2,358,704	$3,478,089
Work in process	958,538	912,104
Raw materials	2,159,060	877,137
Total	$5,476,302	$5,267,330